Net finance costs - Finance costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	R 5,903	R 4,916	R 3,779
Amortisation of loan costs	462	279	157
Notional interest	962	834	657
Total finance costs	7,327	6,029	4,593
Amounts capitalised to assets under construction	(3,568)	(2,764)	(2,253)
Finance costs per income statement	3,759	3,265	2,340
Total finance costs before amortisation of loan costs and notional interest	5,903	4,916	3,779
Less: interest accrued on long-term debt	(878)	(956)	(530)
Less: interest accrued on tax payable	(228)	(348)
Finance costs per the statement of cash flows	4,797	3,612	3,249
Debt and interest rate swap
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	4,166	3,463	2,696
Total finance costs before amortisation of loan costs and notional interest	4,166	3,463	2,696
Secured and unsecured debt
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	3,880	3,162	2,599
Total finance costs before amortisation of loan costs and notional interest	3,880	3,162	2,599
Interest rate swap
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	286	301	97
Total finance costs before amortisation of loan costs and notional interest	286	301	97
Preference shares
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	963	989	981
Total finance costs before amortisation of loan costs and notional interest	963	989	981
Finance leases
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	483	86	76
Total finance costs before amortisation of loan costs and notional interest	483	86	76
Other
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred before amortisation of loan costs and notional interest	291	378	26
Total finance costs before amortisation of loan costs and notional interest	R 291	R 378	R 26